UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06563

CALVERT WORLD VALUES FUND, INC.

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: First quarter ended December 31, 2012

Item 1. Schedule of Investments.

CALVERT CAPITAL ACCUMULATION FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2012

EQUITY SECURITIES - 98.4%	SHARES	VALUE
Aerospace & Defense - 2.3%
Cubic Corp.	131,200	$6,293,664

Auto Components - 3.0%
TRW Automotive Holdings Corp.*	153,625	8,235,836

Biotechnology - 1.5%
Myriad Genetics, Inc.*	146,100	3,981,225

Chemicals - 2.0%
Ecolab, Inc.	74,500	5,356,550

Commercial Banks - 1.5%
First Republic Bank	127,550	4,181,089

Communications Equipment - 1.5%
F5 Networks, Inc.*	42,375	4,116,731

Consumer Finance - 2.5%
World Acceptance Corp.*	92,100	6,866,976

Containers & Packaging - 2.0%
Ball Corp.	121,250	5,425,938

Diversified Consumer Services - 3.9%
Coinstar, Inc.*	105,500	5,487,055
Sotheby's	157,675	5,301,034
		10,788,089

Electronic Equipment & Instruments - 2.9%
IPG Photonics Corp.	120,750	8,047,987

Energy Equipment & Services - 5.4%
FMC Technologies, Inc.*	152,175	6,517,655
Lufkin Industries, Inc.	143,100	8,318,403
		14,836,058

Food Products - 3.1%
Ingredion, Inc.	133,625	8,609,459

Health Care Equipment & Supplies - 1.2%
CareFusion Corp.*	117,000	3,343,860

Health Care Providers & Services - 5.9%
AmerisourceBergen Corp.	130,300	5,626,354
Chemed Corp.	63,625	4,364,039
WellCare Health Plans, Inc.*	124,600	6,066,774
		16,057,167

Household Durables - 2.1%
The Ryland Group, Inc.	161,200	5,883,800

Household Products - 3.3%
Church & Dwight Co., Inc.	169,075	9,057,348

Insurance - 2.3%
Torchmark Corp.	121,750	6,290,823

Internet & Catalog Retail - 3.8%
Expedia, Inc.	167,725	10,306,701

IT Services - 12.0%
Lender Processing Services, Inc.	287,650	7,081,943
NeuStar, Inc.*	101,100	4,239,123
Syntel, Inc.	134,275	7,195,797
Teradata Corp.*	91,825	5,683,049
WEX, Inc.*	117,400	8,848,438
		33,048,350

Leisure Equipment & Products - 3.1%
Polaris Industries, Inc.	101,350	8,528,603

Life Sciences - Tools & Services - 2.4%
Mettler-Toledo International, Inc.*	34,675	6,702,677

Machinery - 6.0%
Actuant Corp.	51,925	1,449,227
AGCO Corp.*	144,575	7,101,524
Valmont Industries, Inc.	57,275	7,820,901
		16,371,652

Media - 2.1%
Gannett Co., Inc.	326,500	5,880,265

Metals & Mining - 2.1%
Reliance Steel & Aluminum Co.	94,600	5,874,660

Oil, Gas & Consumable Fuels - 2.1%
Denbury Resources, Inc.*	353,800	5,731,560

Pharmaceuticals - 2.9%
Endo Health Solutions, Inc.*	197,000	5,175,190
Questcor Pharmaceuticals, Inc.	103,400	2,762,848
		7,938,038

Professional Services - 1.8%
Corporate Executive Board Co.	103,000	4,888,380

Road & Rail - 2.5%
Landstar System, Inc.	131,100	6,877,506

Software - 1.2%
BMC Software, Inc.*	83,450	3,309,627

Specialty Retail - 5.1%
Ross Stores, Inc.	129,600	7,017,840
Ulta Salon, Cosmetics & Fragrance, Inc.	71,500	7,025,590
		14,043,430

Trading Companies & Distributors - 3.6%
WESCO International, Inc.*	145,675	9,822,865

Wireless Telecommunication Services - 1.3%
MetroPCS Communications, Inc.*	345,475	3,434,022

Total Equity Securities (Cost $234,747,050)		270,130,936

HIGH SOCIAL IMPACT INVESTMENTS - 0.5%	PRINCIPAL AMOUNT
Calvert Social Investment Foundation Notes, 1.04%, 7/1/14 (b)(i)(r)	$1,419,488	1,396,095

Total High Social Impact Investments (Cost $1,419,488)		1,396,095

TIME DEPOSIT - 0.9%
State Street Bank Time Deposit, 0.12%, 1/2/13	2,368,138	2,368,138

Total Time Deposit (Cost $2,368,138)		2,368,138

TOTAL INVESTMENTS (Cost $238,534,676) - 99.8%		273,895,169
Other assets and liabilities, net - 0.2%		644,352
NET ASSETS - 100%		$274,539,521

(b) This security was valued by the Board of Directors. See Note A.

(i) Restricted securities represent 0.5% of the net assets of the fund.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

* Non-income producing security.

Restricted Securities	ACQUISITION DATES	COST
Calvert Social Investment Foundation Notes, 1.04%, 7/1/14	7/1/11	$1,419,488

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2012

EQUITY SECURITIES - 94.8%	SHARES	VALUE
Argentina - 0.4%
MercadoLibre, Inc.	16,600	$1,304,262

Australia - 1.5%
Amcor Ltd. (ADR)	3,088	104,374
Aurizon Holdings Ltd.	442,455	1,739,035
Macquarie Group Ltd.	69,057	2,570,243
Sims Metal Management Ltd. (ADR)	35,204	347,111
		4,760,763

Austria - 0.0%
Erste Group Bank AG (ADR)*	5,084	81,598
Telekom Austria AG (ADR)	261	3,980
Verbund AG (ADR)	491	2,465
		88,043

Belgium - 0.0%
Ageas (ADR)	197	5,959
Delhaize Group SA (ADR)	2,294	93,022
		98,981

Brazil - 2.0%
Itau Unibanco Holding SA (ADR)	196,600	3,236,036
Natura Cosmeticos SA	109,499	3,141,951
		6,377,987

Canada - 4.7%
Canadian National Railway Co.:
New York Exchange	16,418	1,494,202
Toronto Exchange	41,682	3,781,015
Cenovus Energy, Inc.	86,900	2,905,103
EnCana Corp. New York Exchange	28,647	566,065
Potash Corporation of Saskatchewan, Inc.	101,544	4,131,825
Suncor Energy, Inc.:
New York Exchange	6,286	207,312
Toronto Exchange	46,600	1,530,715
		14,616,237

China - 1.3%
China Merchants Bank Co. Ltd.	516,711	1,157,412
China Merchants Holdings International Co. Ltd.	914,000	2,976,519
		4,133,931

Denmark - 1.4%
Danske Bank A/S (ADR)*	15,335	130,347
H Lundbeck A/S (ADR)*	3,378	49,150
Novo Nordisk A/S, Series B	26,342	4,297,457
Novozymes A/S (ADR)	1,790	50,657
		4,527,611

Finland - 0.1%
Metso Oyj (ADR)	406	17,292
Nokia Oyj (ADR)	7,733	30,545
Sampo Oyj (ADR)	6,660	106,760
		154,597

France - 9.1%
Air France-KLM (ADR)*	2,488	24,059
Air Liquide SA	46,511	5,822,188
Air Liquide SA (ADR)	8,204	208,792
AXA SA (ADR)	17,703	322,549
BNP Paribas SA (ADR)	7,634	222,989
Cap Gemini SA (ADR)	199	4,406
Carrefour SA (ADR)	26,339	135,646
Cie Generale des Etablissements Michelin	33,179	3,142,008
Cie Generale d'Optique Essilor International SA (ADR)	1,352	69,195
Credit Agricole SA (ADR)*	32,400	131,220
Danone SA	40,566	2,677,233
Danone SA (ADR)	26,300	352,157
Dassault Systemes SA	17,521	1,959,236
L'Oreal SA (ADR)	3,926	109,849
Publicis Groupe	86,900	5,200,952
Sanofi SA	30,023	2,844,107
Sanofi SA (ADR)	10,793	511,372
Schneider Electric SA	33,923	2,527,315
Schneider Electric SA (ADR)	10,978	162,365
SCOR SE	67,423	1,816,021
Suez Environnement Co. (ADR)	1,705	10,315
Valeo SA (ADR)	5,346	137,392
Veolia Environnement SA (ADR)	21,296	260,663
		28,652,029

Germany - 10.1%
adidas AG	63,878	5,686,432
Aixtron SE (ADR)	22,926	273,966
Allianz SE	18,836	2,606,607
Allianz SE (ADR)	68,153	941,874
Brenntag AG	12,313	1,615,875
Celesio AG (ADR)	915	3,065
Commerzbank AG (ADR)*	970	1,921
Continental AG	19,166	2,215,164
Continental AG (ADR)	56	6,558
Deutsche Bank AG	49,500	2,154,221
Deutsche Post AG (ADR)	7,294	161,343
Henkel AG & Co. KGaA	21,427	1,465,942
K+S AG (ADR)	1,635	38,097
Kabel Deutschland Holding AG	46,200	3,450,960
Merck KGaA (ADR)	333	14,635
ProSiebenSat.1 Media AG, Preferred	58,863	1,654,521
SAP AG	57,535	4,603,861
SAP AG (ADR)	17,401	1,398,692
Volkswagen AG, Preferred	13,307	3,024,091
Volkswagen AG (ADR), Preferred	9,100	423,969
		31,741,794

Greece - 0.0%
National Bank of Greece SA (ADR)*	49,099	87,887

Hong Kong - 3.6%
AIA Group Ltd.	1,080,662	4,306,941
Bank of East Asia Ltd. (ADR)	3,642	14,058
City Telecom HK Ltd. (ADR)	56,775	359,953
Esprit Holdings Ltd. (ADR)	60,341	176,196
Hang Lung Properties Ltd. (ADR)	47,618	959,503
Hang Seng Bank Ltd. (ADR)	1,075	16,652
Hong Kong Exchanges and Clearing Ltd.	213,897	3,684,924
Hong Kong Exchanges and Clearing Ltd. (ADR)	3,288	56,751
Johnson Electric Holdings Ltd. (ADR)	1,040	6,957
Li & Fung Ltd. (ADR)	21,449	76,787
PCCW Ltd. (ADR)	2,384	10,490
SJM Holdings Ltd.	681,000	1,602,577
		11,271,789

Indonesia - 0.4%
Bank Mandiri Persero Tbk PT	1,646,000	1,391,979

Ireland - 2.2%
Accenture plc	39,600	2,633,400
Covidien plc	38,400	2,217,216
Experian plc (ADR)	10,914	175,279
Kerry Group plc	37,457	1,986,069
WPP plc (ADR)*	646	47,093
		7,059,057

Israel - 1.6%
Check Point Software Technologies Ltd.*	102,631	4,889,341

Italy - 0.6%
Intesa Sanpaolo SpA (ADR)	10,609	112,880
Prysmian SpA	92,657	1,872,585
		1,985,465

Japan - 13.2%
Advantest Corp. (ADR)	4,382	70,638
Aeon Co. Ltd. (ADR)	3,208	36,635
Asahi Glass Co. Ltd. (ADR)	23,791	173,437
Astellas Pharma, Inc.	37,900	1,702,419
Canon, Inc. (ADR)	29,534	1,158,028
Dai Nippon Printing Co. Ltd. (ADR)	21,588	167,523
Daiwa House Industry Co. Ltd. (ADR)	473	80,883
Denso Corp. (ADR)	5,981	104,069
Eisai Co. Ltd. (ADR)	244	10,199
FANUC Corp.	21,113	3,926,028
Fujitsu Ltd. (ADR)	10,893	226,356
Honda Motor Co. Ltd. (ADR)	35,657	1,317,170
KDDI Corp.	39,179	2,767,249
Komeri Co. Ltd.	29,500	745,385
Konami Corp. (ADR)	2,307	51,723
Kubota Corp. (ADR)	7,117	410,081
Lawson, Inc.	21,600	1,468,140
Mitsubishi Estate Co. Ltd.	101,000	2,414,398
Mitsui Fudosan Co. Ltd.	101,256	2,473,651
Mizuho Financial Group, Inc. (ADR)	195,727	716,361
MS&AD Insurance Group Holdings (ADR)	33,930	335,907
Nikon Corp.	63,400	1,871,685
Nippon Yusen KK (ADR)	87,332	406,094
Nissan Motor Co. Ltd. (ADR)*	50,440	962,900
Nitto Denko Corp. (ADR)	15,504	384,964
Nomura Holdings, Inc. (ADR)	156,937	921,220
NSK Ltd. (ADR)	1,559	22,138
ORIX Corp.	15,890	1,792,906
ORIX Corp. (ADR)	7,454	422,194
Panasonic Corp. (ADR)	75,729	459,675
Sega Sammy Holdings, Inc. (ADR)	6,096	25,481
Seiko Epson Corp. (ADR)	9,432	37,445
Sekisui House Ltd.	137,000	1,499,521
Sharp Corp. (ADR)	26,239	91,312
Shin-Etsu Chemical Co. Ltd.	29,300	1,789,525
Sony Corp. (ADR)	37,831	423,707
Sumitomo Mitsui Trust Holdings, Inc. (ADR)	39,544	136,427
Tokyo Gas Co. Ltd.	332,118	1,518,341
Toyota Motor Corp.	144,882	6,762,204
Toyota Motor Corp. (ADR)	17,385	1,621,151
		41,505,170

Luxembourg - 1.0%
Nielsen Holdings NV*	105,400	3,224,186

Mexico - 0.6%
FINAE, Series D, Preferred (b)(i)*	1,962,553	235,861
Grupo Financiero Banorte SAB de CV	262,200	1,688,331
		1,924,192

Netherlands - 2.6%
ASML Holding NV:
Common	15,579	1,007,470
New York Registered Shares	1,845	118,836
BE Semiconductor Industries NV	4,085	30,556
Gemalto NV	13,975	1,263,851
ING Groep NV (CVA)*	246,482	2,354,440
Koninklijke Philips Electronics NV	44,635	1,184,613
PostNL NV (ADR)*	14,668	58,526
TNT Express NV (ADR)	12,739	144,460
Yandex NV*	93,700	2,021,109
		8,183,861

Norway - 2.0%
DnB ASA	159,611	2,032,100
Orkla ASA	235,400	2,058,399
Petroleum Geo-Services ASA	105,666	1,826,035
Yara International ASA (ADR)	8,296	412,643
		6,329,177

Philippines - 0.6%
Philippine Long Distance Telephone Co. (ADR)	28,214	1,729,800

Portugal - 0.1%
Portugal Telecom SGPS SA (ADR)	28,313	140,999

Singapore - 0.7%
City Developments Ltd. (ADR)	463	4,921
Oversea-Chinese Banking Corp. Ltd.	252,830	2,034,265
Singapore Telecommunications Ltd. (ADR)	10,932	297,788
		2,336,974

South Africa - 1.4%
African Bank Investments Ltd. (ADR)	162	3,110
Aspen Pharmacare Holdings Ltd.*	98,396	1,964,252
Clicks Group Ltd.*	238,800	1,868,141
MTN Group Ltd. (ADR)	21,313	457,164
Nedbank Group Ltd. (ADR)	3,824	86,193
Tiger Brands Ltd. (ADR)	1,936	75,330
		4,454,190

Spain - 0.3%
Banco Bilbao Vizcaya Argentaria SA (ADR)	41,844	394,170
Banco Santander SA (ADR)	71,867	587,153
International Consolidated Airlines Group SA (ADR)*	656	10,135
		991,458

Sweden - 3.0%
Assa Abloy AB, Series B	75,900	2,854,867
Atlas Copco AB	70,045	1,936,904
Atlas Copco AB (ADR)	2,270	63,242
Hennes & Mauritz AB, B Shares	116,454	4,042,193
SKF AB (ADR)	629	15,939
Svenska Cellulosa AB (ADR)	3,473	76,337
Svenska Handelsbanken AB	8,722	312,161
		9,301,643

Switzerland - 7.2%
Adecco SA (ADR)*	266	7,035
Clariant AG*	88,898	1,210,017
Compagnie Financiere Richemont SA	33,600	2,683,838
Credit Suisse Group AG (ADR)	32,821	806,084
Julius Baer Group Ltd.*	79,904	2,871,698
Nobel Biocare Holding AG (ADR)*	479	2,002
Novartis AG	102,505	6,482,659
Roche Holding AG	15,701	3,195,191
Roche Holding AG (ADR)	38,000	1,919,000
STMicroelectronics NV	16,419	118,874
Swatch Group AG, Bearer Shares	5,600	2,878,806
Zurich Insurance Group AG (ADR)*	18,242	488,886
		22,664,090

Taiwan - 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	121,600	2,086,656

Thailand - 0.6%
Kasikornbank PCL	269,200	1,709,194

United Kingdom - 19.8%
Aon plc	34,600	1,923,760
ARM Holdings plc	94,206	1,205,866
Aviva plc (ADR)	17,227	213,787
Barclays plc (ADR)	19,668	340,650
BG Group plc	179,908	3,019,904
BG Group plc (ADR)	41,256	689,388
British Land Co. plc (ADR)	526	4,887
British Sky Broadcasting Group plc	152,978	1,912,987
BT Group plc (ADR)	26,623	1,012,473
Bunzl plc (ADR)	611	50,408
Burberry Group plc	50,318	1,031,317
Capita plc	151,344	1,875,996
Centrica plc	312,006	1,696,714
Centrica plc (ADR)	9,055	199,210
Compass Group plc	125,000	1,479,893
HSBC Holdings plc	376,775	3,989,258
HSBC Holdings plc (ADR)	21,680	1,150,558
Inmarsat plc	199,779	1,930,514
J Sainsbury plc (ADR)	7,395	167,792
Johnson Matthey plc	46,528	1,788,802
Johnson Matthey plc (ADR)	128	10,048
Kingfisher plc	1,021,616	4,723,671
Legal & General Group plc (ADR)	589	7,315
Man Group plc (ADR)	38,214	48,914
Old Mutual plc (ADR)	868	20,114
Pearson plc	232,218	4,544,464
Persimmon plc	141,552	1,871,323
Petrofac Ltd.	71,634	1,942,801
Prudential plc	152,639	2,132,045
Prudential plc (ADR)	59,043	1,685,678
Reckitt Benckiser Group plc (s)	82,417	5,168,315
Reckitt Benckiser Group plc (ADR)*	17,848	228,811
Rexam plc	165,949	1,167,367
Royal Bank of Scotland Group plc*	218,125	1,176,024
Sage Group plc (ADR)	7,476	144,212
Smith & Nephew plc (ADR)	15,484	857,814
Spirax-Sarco Engineering plc	27,078	1,019,118
SSE plc (ADR)	17,554	408,306
Tate & Lyle plc	138,435	1,718,435
Tesco plc (ADR)	43,508	721,363
Unilever plc (ADR)	43,032	1,666,199
United Utilities Group plc (ADR)	4,176	92,164
Vodafone Group plc	1,451,777	3,654,848
Vodafone Group plc (ADR)	22,665	570,931
Willis Group Holdings plc	31,900	1,069,607
		62,334,051

United States - 2.0%
ACCO Brands Corp.*	14,255	104,632
Bioceptive, Inc. - Series A Preferred (a)(b)(i)*	417,601	167,500
Bristol-Myers Squibb Co.	24,477	797,706
H.J. Heinz Co.	29,200	1,684,256
MeadWestvaco Corp.	43,219	1,377,390
Powerspan Corp.:
Series A, Convertible Preferred (b)(i)*	45,455	—
Series B, Convertible Preferred (b)(i)*	20,000	—
Series C, Convertible Preferred (b)(i)*	239,764	—
Series D, Convertible Preferred (b)(i)*	45,928	—
Pricesmart, Inc.	7,728	595,442
Sealed Air Corp.	25,429	445,262
Tesla Motors, Inc.*	25,900	877,233
		6,049,421

Total Equity Securities (Cost $264,991,995)		298,106,815

VENTURE CAPITAL LIMITED PARTNERSHIP INTEREST - 0.8%	ADJUSTED BASIS
Balkan Financial Sector Equity Fund CV (b)(i)*	$587,411	543,325
Blackstone Cleantech Venture Partners (b)(i)*	65,166	46,633
China Environment Fund 2004 (b)(i)*	-	277,546
Emerald Sustainability Fund I (b)(i)*	441,425	304,052
gNet Defta Development Holdings LLC (a)(b)(i)*	400,000	314,587
SEAF Central and Eastern European Growth Fund LLC (a)(b)(i)*	347,969	631,338
SEAF India International Growth Fund (b)(i)*	326,821	261,004
ShoreCap International LLC (b)(i)*	-	183,781
Terra Capital (b)(i)*	469,590	1

Total Venture Capital Limited Partnership Interest (Cost $2,638,382)		2,562,267

VENTURE CAPITAL DEBT OBLIGATIONS - 0.4%	PRINCIPAL AMOUNT
AFIG LLC, 6.00%, 10/31/17 (b)(i)	$495,168	495,168
FINAE:
Note I, 6.50%, 12/10/15 (b)(i)	250,000	250,000
Note II, 6.50%, 2/29/16 (b)(i)	500,000	500,000
Mayer Laboratories, Inc., 6.00%, 12/31/01 (b)(i)(w)	11,056	2,764
Windhorse International-Spring Health Water Ltd., 8.00%, 3/13/13 (b)(i)	70,000	70,000

Total Venture Capital Debt Obligations (Cost $1,326,224)		1,317,932

HIGH SOCIAL IMPACT INVESTMENTS - 1.4%
Calvert Social Investment Foundation Notes, 1.04%, 7/1/14 (b)(i)(r)	4,431,583	4,358,551

Total High Social Impact Investments (Cost $4,431,583)		4,358,551

TIME DEPOSIT - 2.4%
State Street Bank Time Deposit, 0.12%, 1/2/13	7,656,694	7,656,694

Total Time Deposit (Cost $7,656,694)		7,656,694

TOTAL INVESTMENTS (Cost $281,044,878) - 99.8%		314,002,259
Other assets and liabilities, net - 0.2%		610,381
NET ASSETS - 100%		$314,612,640

(a) Affiliated company.

(b) This security was valued by the Board of Directors. See Note A.

(i) Restricted securities represent 2.7% of net assets of the Fund.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(s) 42,500 shares of Reckitt Benckiser Group plc have been soft segregated in order to cover outstanding commitments to certain limited partnerships investments within the Fund. There are no restrictions on the trading of this security.

(w) Mayer Laboratories, Inc. is in default for principal and interest. Past due accrued interest as of December 31, 2012 totaled $166.

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
CVA: Certificaten Van Aandelen
LLC: Limited Liability Corporation
LP: Limited Partnership
PCL: Public Company Limited
plc: Public Limited Company

Restricted Securities	ACQUISITION DATES	COST
AFIG LLC, 6.00%, 10/31/17	10/11/12	$495,168
Balkan Financial Sector Equity Fund CV LP	1/12/06 - 6/27/12	587,411
Bioceptive, Inc. - Series A Preferred	10/26/12	167,500
Blackstone Cleantech Venture Partners LP	7/29/10 - 10/5/12	65,166
Calvert Social Investment Foundation Notes, 1.04%, 7/1/14	7/1/11	4,431,583
China Environment Fund 2004 LP	9/15/05 - 4/1/09	-
Emerald Sustainability Fund I LP	7/19/01 - 5/17/11	441,425
FINAE:
Series D, Preferred	2/28/11	252,686
Note I, 6.50%, 12/10/15	12/10/10	250,000
Note II, 6.50%, 2/29/16	2/24/11	500,000
gNet Defta Development Holdings LLC, LP	8/30/05	400,000
Mayer Laboratories, Inc., 6.00%, 12/31/01	12/22/06	11,056
Powerspan Corp.:
Series A, Convertible Preferred	8/20/97	250,000
Series B, Convertible Preferred	10/5/99	200,000
Series C, Convertible Preferred	12/21/04 - 6/12/08	273,331
Series D, Convertible Preferred	6/20/08	157,996
SEAF Central and Eastern European Growth Fund LLC, LP	8/10/00 - 8/26/11	347,969
SEAF India International Growth Fund LP	3/22/05 - 5/24/10	326,821
ShoreCap International LLC, LP	8/12/04 - 12/15/08	-
Terra Capital LP	11/23/98 - 3/14/06	469,590
Windhorse International-Spring Health Water Ltd., 8.00%, 3/13/13	9/13/11 - 7/10/12	70,000

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2012

EQUITY SECURITIES - 95.0%	SHARES	VALUE
Australia - 2.2%
Crown Ltd.	52,372	$583,866
Sims Metal Management Ltd.	41,098	400,998
		984,864

Austria - 3.1%
AMAG Austria Metall AG (e)	11,840	365,063
EVN AG	26,118	406,647
IMMOFINANZ AG*	76,582	322,502
Wienerberger AG	33,391	307,274
		1,401,486

Belgium - 1.6%
Befimmo SCA Sicafi	332	21,397
NV Bekaert SA	23,816	701,093
		722,490

Brazil - 1.1%
All America Latina Logistica SA	55,733	228,399
GP Investments Ltd. (BDR)*	70,438	182,860
Totvs SA	5,583	109,946
		521,205

China - 1.1%
Mindray Medical International Ltd. (ADR)	10,455	341,879
Prince Frog International Holdings Ltd.	328,390	140,383
		482,262

Denmark - 1.6%
D/S Norden A/S	24,263	704,751

Finland - 0.9%
Ramirent Oyj	51,652	428,080

France - 6.1%
Cie Generale des Etablissements Michelin	9,698	918,388
Eutelsat Communications SA	8,000	265,338
Nexans SA	10,854	493,001
Societe Television Francaise 1	35,839	424,957
Vallourec SA	12,200	635,973
		2,737,657

Germany - 8.5%
Asian Bamboo AG	3,720	25,714
Deutz AG*	58,318	272,071
Hugo Boss AG	3,995	423,144
Jungheinrich AG, Preferred	13,840	537,397
Krones AG	9,195	569,838
KUKA AG*	9,195	335,858
Rational AG	1,376	395,850
Rhoen Klinikum AG	30,761	621,958
Wacker Neuson SE	24,393	333,779
Wirecard AG	12,195	298,739
		3,814,348

Hong Kong - 0.7%
Digital China Holdings Ltd.	119,105	204,277
Fook Woo Group Holdings Ltd. (b)*	1,776,000	93,971
		298,248

Italy - 2.9%
Buzzi Unicem SpA	53,021	745,564
Piaggio & C SpA	108,366	291,873
Prysmian SpA	14,372	290,456
		1,327,893

Japan - 21.2%
Amada Co. Ltd.	51,000	331,828
Autobacs Seven Co. Ltd.	6,400	268,494
Azbil Corp.	24,600	495,901
Chugoku Marine Paints Ltd.	79,000	471,731
Credit Saison Co. Ltd.	18,902	472,649
Daiichikosho Co. Ltd.	10,024	231,228
Daiseki Co. Ltd.	36,700	506,981
Doshisha Co. Ltd.	14,400	376,898
FamilyMart Co. Ltd.	7,029	289,326
Hogy Medical Co. Ltd.	5,200	247,648
Hokuto Corp.	28,700	562,896
Horiba Ltd.	1,300	37,733
Makita Corp.	9,570	445,098
Namco Bandai Holdings, Inc.	42,100	545,965
Nitori Holdings Co. Ltd.	3,600	263,532
Ono Pharmaceutical Co. Ltd.	7,200	367,399
Secom Co. Ltd.	13,700	690,432
Stanley Electric Co. Ltd.	30,537	434,662
Star Micronics Co. Ltd.	25,500	256,156
Start Today Co. Ltd.	24,021	221,883
The Bank of Yokohama Ltd.	113,300	525,889
Tokyo Electron Ltd.	9,000	414,095
Toyota Industries Corp.	17,500	558,578
Yamaha Corp.	49,400	523,159
		9,540,161

Malaysia - 1.5%
New Britain Palm Oil Ltd.	29,870	249,329
PureCircle Ltd.*	113,051	439,628
		688,957

Netherlands - 3.7%
Koninklijke Ahold NV	50,129	665,117
Koninklijke DSM NV	7,095	426,893
Wereldhave NV	8,720	561,456
		1,653,466

Norway - 3.3%
Aker ASA	10,558	404,802
Awilco LNG AS*	22,400	80,024
Electromagnetic GeoServices ASA*	204,031	482,033
Golar LNG Ltd.	3,700	136,086
Opera Software ASA	69,505	396,929
		1,499,874

Panama - 1.3%
Banco Latinoamericano de Exportaciones SA	27,505	593,008

Puerto Rico - 0.8%
Oriental Financial Group, Inc.	27,226	363,467

Russia - 0.7%
Eurasia Drilling Co. Ltd. (GDR)	8,633	309,870

Singapore - 0.9%
Ascendas India Trust	657,500	404,273

South Korea - 5.6%
Daum Communications Corp.*	2,847	243,491
DGB Financial Group, Inc.*	34,800	474,824
Dongbu Insurance Co. Ltd.	4,824	207,667
Mando Corp.*	2,038	246,052
Mirae Asset Securities Co. Ltd.	8,970	300,168
NongShim Co. Ltd.*	2,240	570,585
Samsung Card Co. Ltd.*	13,900	474,288
		2,517,075

Sweden - 2.5%
Industrivarden AB, C Shares	43,835	728,194
Intrum Justitia AB	27,998	418,344
		1,146,538

Switzerland - 3.2%
GAM Holding AG*	59,129	811,662
Nobel Biocare Holding AG*	32,593	277,105
Sonova Holding AG*	3,120	345,278
		1,434,045

Taiwan - 0.7%
Hiwin Technologies Corp.	23,795	176,428
Synnex Technology International Corp.	70,143	130,325
		306,753

United Arab Emirates - 1.1%
Polarcus Ltd.*	396,701	479,307

United Kingdom - 18.7%
Admiral Group plc	17,240	330,472
Anite plc	112,846	260,568
Ashtead Group plc	78,258	555,901
Beazley plc	198,077	571,663
Catlin Group Ltd.	92,982	752,237
Close Brothers Group plc	28,366	398,733
Colt Group SA*	172,653	272,037
Debenhams plc	135,410	251,641
Dialight plc	16,096	278,485
Inmarsat plc	40,053	387,042
International Personal Finance plc	64,678	388,844
Investec plc	90,829	619,286
J Sainsbury plc	96,991	546,285
Lancashire Holdings Ltd.	27,379	345,417
Michael Page International plc	47,631	307,955
Monitise plc*	239,016	133,921
NCC Group plc	118,502	297,327
Provident Financial plc	16,355	366,429
Synthomer plc	90,006	280,736
Whitbread plc	13,165	525,393
William Morrison Supermarkets plc	126,146	540,110
		8,410,482

Total Equity Securities (Cost $37,951,919)		42,770,560

TIME DEPOSIT - 2.4%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.12%, 1/2/13	$1,101,978	1,101,978

Total Time Deposit (Cost $1,101,978)		1,101,978

TOTAL INVESTMENTS (Cost $39,053,897) - 97.4%		43,872,538
Other assets and liabilities, net - 2.6%		1,148,771
NET ASSETS - 100%		$45,021,309

(b) This security was valued by the Board of Directors. See Note A.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
BDR: Brazilian Depositary Receipts
GDR: Global Depositary Receipts
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2012

EQUITY SECURITIES - 92.3%	SHARES	VALUE
Brazil - 10.2%
Banco do Brasil SA	44,450	$567,051
Cia de Saneamento Basico do Estado de Sao Paulo	4,900	205,595
Cosan Ltd.	31,000	536,610
Petroleo Brasileiro SA, Preferred	50,800	491,440
		1,800,696

Cambodia - 2.3%
NagaCorp Ltd.	654,000	400,707

Canada - 2.1%
IAMGOLD Corp.	17,887	204,592
Yamana Gold, Inc.	9,954	171,031
		375,623

China - 17.7%
China Dongxiang Group Co.	1,860,000	251,026
China Merchants Holdings International Co. Ltd.	182,000	592,699
Franshion Properties China Ltd.	1,292,000	468,950
Industrial & Commercial Bank of China Ltd.	982,000	708,192
Ping An Insurance Group Company of China Ltd.	89,500	761,607
Travelsky Technology Ltd.	605,000	326,988
		3,109,462

Colombia - 2.6%
Pacific Rubiales Energy Corp.	19,570	454,170

Hong Kong - 8.1%
Ajisen China Holdings Ltd.	386,000	373,983
China Mengniu Dairy Company Ltd.	124,000	352,810
Galaxy Entertainment Group Ltd.*	176,000	700,886
		1,427,679

Indonesia - 1.6%
Bank Rakyat Indonesia Persero Tbk PT	386,500	281,477

Nigeria - 2.0%
Zenith Bank plc	2,900,000	362,152

Russia - 10.6%
AK Transneft OAO, Preferred	100	228,826
M Video OJSC	40,000	319,738
Polymetal International plc	22,000	431,439
Rosneft OJSC (GDR)	43,000	388,258
Sberbank of Russia	165,000	504,009
		1,872,270

South Africa - 3.8%
Clicks Group Ltd.*	47,000	367,683
DataTec Ltd.*	51,000	298,357
		666,040

South Korea - 17.1%
Hana Financial Group, Inc.	13,790	450,817
Hyundai Motor Co., Preferred*	10,800	702,627
Samsung Electronics Co. Ltd., Preferred	1,290	1,031,599
Samsung Fire & Marine Insurance Co. Ltd.	2,448	499,076
Shinsegae Food Co. Ltd.*	3,462	326,185
		3,010,304

Taiwan - 6.3%
China Life Insurance Co. Ltd.*	422,000	387,149
Greatek Electronics, Inc.	534,000	447,927
Tong Yang Industry Co. Ltd.	301,000	270,936
		1,106,012

Thailand - 2.0%
Asian Property Development PCL	68	19
Bangkok Bank PCL	55,700	357,561
		357,580

Turkey - 2.1%
Aygaz AS	71,000	375,745

United Kingdom - 2.1%
Petra Diamonds Ltd.*	200,000	363,575

United States - 1.7%
Micron Technology, Inc.*	47,285	300,260

Total Equity Securities (Cost $15,336,958)		16,263,752

CLOSED-END FUNDS - 3.9%
India Fund, Inc.	32,752	684,844

Total Closed-End Funds (Cost $742,685)		684,844

EXCHANGE TRADED FUNDS - 2.4%
iShares S&P India Nifty 50 Index Fund	17,274	430,295

Total Exchange Traded Funds (Cost $415,859)		430,295

TIME DEPOSIT - 0.8%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.12%, 1/2/13	$137,241	137,241

Total Time Deposit (Cost $137,241)		137,241

TOTAL INVESTMENTS (Cost $16,632,743) - 99.4%		17,516,132
Other assets and liabilities, net - 0.6%		97,784
NET ASSETS - 100%		$17,613,916

* Non-income producing security.

Abbreviations:
GDR: Global Depositary Receipts
PCL: Public Company Limited
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert World Values Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company.  The Fund operates as a series fund with four separate portfolios: International Equity, Capital Accumulation, International Opportunities, and Emerging Markets Equity, which commenced operations on October 29, 2012.  International Equity and International Opportunities are registered as diversified portfolios.  Capital Accumulation and Emerging Markets Equity are registered as non-diversified portfolios.  The operations of each series are accounted for separately.  International Equity and Capital Accumulation each offer five classes of shares of capital stock – Classes A, B, C, I, and Y.  International Opportunities and Emerging Markets Equity each offer four classes of shares of capital stock – Classes A, C, I, and Y.  Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge at the time of redemption, depending on how long investors have owned the shares.  Class B shares are no longer offered for purchase, except through reinvestment of dividends and/or distributions and through certain exchanges.  Class C shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge on shares sold within one year of purchase.  Class B and Class C shares have higher levels of expenses than Class A shares.  Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived for certain other institutional accounts where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares.  Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund’s Distributor to offer Class Y shares.  Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares.  Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors ("the Board") to value its investments wherever possible.  Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced.   The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Fund, except Special Equities investments, to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.  Special Equities investments, as described in the Fund’s prospectus and statement of additional  information, are fair valued by the Board’s Special Equities Committee.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices.   The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  Valuation techniques used to value the Funds’ investments by major category are as follows:

Equity securities, including restricted securities and venture capital securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event that there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or using the last available price and are categorized as Level 2 in the hierarchy.  Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account.  International Equity, International Opportunities, and Emerging Markets Equity have retained a third party fair value pricing service to quantitatively analyze the price movement of its holdings on foreign exchanges and to automatically fair value if the variation from the prior day’s closing price exceeds specified parameters.  Such securities would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing this technique may result in transfers between Level 1 and Level 2.  For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.

Venture capital securities for which market quotations are not readily available are fair valued by the Board and are categorized as Level 3 in the hierarchy.  Venture capital direct equity securities are generally valued using the most appropriate and applicable method to measure fair value in light of each company’s situation.  Methods may include market, income or cost approaches with discounts as appropriate based on assumptions of liquidation or exit risk. Examples of the market approach are subsequent rounds of financing, comparable transactions, and revenue times an industry multiple.  An example of the income approach is the discounted cash flow. Examples of the cost approach are replacement cost, salvage value, or net asset percentage. Venture capital limited partnership (LP) securities are valued at the fair value reported by the general partner of the partnership adjusted as necessary to reflect subsequent capital calls and distributions and any other available information. In the absence of a reported LP unit value, it may be estimated based on the Fund’s percentage equity in the partnership and/or other balance sheet information and portfolio value for the most recently available period reported by the general partner.  In some cases, adjustments may be made to account for daily pricing of material public holdings within the partnership. Venture capital debt securities are valued based on assumptions of credit and market risk. For venture capital securities denominated in foreign currency, the fair value is marked to the daily exchange rate.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities and are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee or with respect to Special Equities investments, by the Special Equities Committee using the venture capital methodologies described above.

The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.

The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment.  When more appropriate, the fund may employ an income-based or cost approach.  An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted).  The measurement is based on the value indicated by current market expectations about those future amounts.  Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments.  A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost).  From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.  The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

At December 31, 2012, the following securities were fair valued in good faith under the direction of the Board:

	Total Investments	% of Net Assets
International Equity	$8,642,111	2.7%
Capital Accumulation	1,396,095	0.5%
International Opportunities	93,971	0.2%

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2012:

International Equity	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$86,141,434	$211,562,020**	-	$297,703,454***
Venture capital	-	-	$4,283,560	4,283,560
Time deposit	-	7,656,694	-	7,656,694
Other debt obligations	-	4,358,551	-	4,358,551
TOTAL	$86,141,434	$223,577,265	$4,283,560	$314,002,259

* For further breakdown of equity securities by country, please refer to the Schedule of Investments.
** Includes certain securities trading primarily outside the U.S. whose value was adjusted as a result of significant market movements following the close of local trading.
*** Exclusive of $403,361 venture capital equity shown in the venture capital heading.

At December 31, 2012, a significant transfer out of Level 1 and into Level 2 occurred.
On December 31, 2012, price movements exceeded specified parameters and the third party fair value pricing service quantitatively fair valued the affected securities.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

International Equity	Venture Capital	Total
Balance as of 9/30/12	$3,605,572	$3,605,572
Accrued discounts/premiums	-	-
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	34,437	34,437
Purchases	678,826	678,826
Sales	(35,275)	(32,275)
Transfers in and/ or out of Level 3[1]	-	-
Balance as of 12/31/2012	$4,283,560	$4,283,560

1 The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the end of the reporting period.

For the period ended December 31, 2012, total change in unrealized gain (loss) on Level 3 securities that would be included in the change in net assets was $34,437 for International Equity.

Capital Accumulation	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$270,130,936	-	-	$270,130,936
Other debt obligations	-	$3,764,233	-	3,764,233
TOTAL	$270,130,936	$3,764,233	-	$273,895,169

* For further breakdown of equity securities by industry type, please refer to the Schedule of Investments.

0

International Opportunities	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$1,434,440	$41,242,149**	$93,971	$42,770,560
Other debt obligations	-	1,101,978	-	1,101,978
TOTAL	$1,434,440	$42,344,127	$93,971***	$43,872,538

* For further breakdown of equity securities by country, please refer to the Schedule of Investments.
** Includes certain securities trading primarily outside the U.S. whose value was adjusted as a result of significant market movements following the close of local trading.
*** Level 3 securities represent 0.2% of net assets.
At December 31, 2012, a significant transfer out of Level 1 and into Level 2 occurred.
On December 31, 2012, price movements exceeded specified parameters and the third party fair value pricing service quantitatively fair valued the affected securities.

Emerging Markets Equity	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$2,028,834	$14,234,918**	-	$16,263,752
Mutual Funds	1,115,139	-	-	1,115,139
Other debt obligations	-	137,241	-	137,241
TOTAL	$3,143,973	$14,372,159	-	$17,516,132

* For further breakdown of equity securities by country, please refer to the Schedule of Investments.
** Includes certain securities trading primarily outside the U.S. whose value was adjusted as a result of significant market movements following the close of local trading.
At December 31, 2012, a significant transfer out of Level 1 and into Level 2 occurred.
On December 31, 2012, price movements exceeded specified parameters and the third party fair value pricing service quantitatively fair valued the affected securities.

Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Schedules of Investments.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.  Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on securities and foreign currencies.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within seven days for Class I shares). The redemption fee is accounted for as an addition to paid-in capital and is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangement: During the period ended December 31, 2012, the Fund had an arrangement with its custodian bank whereby the custodian’s fees may have been paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits were used to reduce the Fund’s expenses. However, this arrangement was suspended effective January 1, 2013, until further notice, due to low interest rates.  Such a deposit arrangement was an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

28 - CALVERT WORLD VALUES INTERNATIONAL EQUITY FUND ANNUAL REPORT

NOTE B — TAX INFORMATION

The following table presents the cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) at December 31, 2012 and the capital loss carryforward as of September 30, 2012, with expiration dates:

	International Equity	Capital Accumulation
Federal income tax cost of investments	$282,067,726	$238,853,566

Unrealized appreciation	$46,414,468	$42,942,595
Unrealized depreciation	(14,479,935)	(7,900,992)
Net unrealized appreciation/ (depreciation)	$31,934,533	$35,041,603

	International Opportunities	Emerging Markets Equity
Federal income tax cost of investments	$39,750,477	$16,650,528

Unrealized appreciation	$5,797,882	$1,210,445
Unrealized depreciation	(1,675,821)	(344,841)
Net unrealized appreciation/ (depreciation)	$4,122,061	$865,604

Capital Loss Carryforward
Expiration Date	International Equity	Capital Accumulation	International Opportunities
30-Sep-16	-	($2,705,864)	-
30-Sep-17	($90,728,857)	-	($710,228)
30-Sep-18	(105,942,268)	-	(4,754,491)
30-Sep-19	(10,386,632)	-	(69,673)
No Expiration Date
Short-term	($8,674,523)	-	-
Long-term	(6,652,588)	-	-

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward for an unlimited period. These losses are required to be utilized prior to the losses incurred in pre-enactment taxable years. Losses incurred in pre-enactment taxable years can be utilized until expiration.

NOTE C — AFFILIATED COMPANIES

An affiliated company is a company in which the Fund has a direct or indirect ownership of, control of, or voting power over 5 percent or more of the outstanding voting shares.

Affiliated companies of the International Equity Fund are as follows:

AFFILIATES	COST	VALUE
Bioceptive, Inc. Series A Preferred	$167,500	$167,500
gNet Defta Development Holdings LLC	400,000	314,587
SEAF Central & Eastern European Growth Fund LLC	347,969	631,338
TOTALS	$915,469	$1,113,425

NOTE D - OTHER

In connection with certain venture capital investments, the International Equity Fund is committed to future capital calls, which will increase the Fund’s investment in these securities.  The aggregate amount of the future capital commitments totals $345,433 at December 31, 2012.

Item 2. Controls and Procedures.

(a)        The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

            Filed herewith.

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT WORLD VALUES FUND, INC.

By:       /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President -- Principal Executive Officer

Date:    February 28, 2013

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

            /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President -- Principal Executive Officer

Date:    February 28, 2013

            /s/ Ronald M. Wolfsheimer
            Ronald M. Wolfsheimer
            Treasurer -- Principal Financial Officer

Date:    February 28, 2013